BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Shares
Shares Value
Common Stocks — 98.7%
Aerospace & Defense — 0.3%
AECC Aviation Power Co. Ltd., Class A ..... 2,800 $ 23,760
AVIC Electromechanical Systems Co. Ltd.,
Class A ........................ 27,700 42,474
Avicopter plc, Class A ................. 11,695 92,363
158,597
Air Freight & Logistics — 1.2%
Deppon Logistics Co. Ltd., Class A ........ 60,300 91,548
Sinotrans Ltd., Class A ................ 686,501 495,186
586,734
Airlines — 0.0%
China Express Airlines Co. Ltd., Class A .... 11,100 17,637
Auto Components — 1.5%
Anhui Zhongding Sealing Parts Co. Ltd., Class
A ............................ 64,800 147,173
Autel Intelligent Technology Corp. Ltd., Class A 3,736 46,093
Bethel Automotive Safety Systems Co. Ltd.,
Class A ........................ 14,900 92,411
Changchun Faway Automobile Components
Co. Ltd., Class A .................. 9,400 12,945
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., Class A ............ 3,500 111,743
Huayu Automotive Systems Co. Ltd., Class A . 40,800 122,069
Ningbo Tuopu Group Co. Ltd., Class A ..... 9,000 47,200
Weifu High-Technology Group Co. Ltd., Class A 51,700 161,812
741,446
Automobiles — 2.7%
BYD Co. Ltd., Class A ................. 24,200 999,054
Great Wall Motor Co. Ltd., Class A ........ 31,300 295,830
SAIC Motor Corp. Ltd., Class A .......... 23,600 67,111
1,361,995
Banks — 9.0%
Agricultural Bank of China Ltd., Class A ..... 1,301,300 589,919
Bank of Communications Co. Ltd., Class A ... 927,500 614,321
China Construction Bank Corp., Class A .... 156,700 139,711
China Merchants Bank Co. Ltd., Class A .... 204,581 1,474,783
Industrial Bank Co. Ltd., Class A .......... 388,900 1,064,624
Postal Savings Bank of China Co. Ltd., Class A 232,239 168,435
Shanghai Pudong Development Bank Co. Ltd.,
Class A ........................ 376,000 525,841
4,577,634
Beverages — 7.7%
Chongqing Brewery Co. Ltd., Class A
(a)
..... 2,300 55,100
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A ........................ 5,500 139,080
JiuGui Liquor Co. Ltd., Class A ........... 1,700 50,490
Kweichow Moutai Co. Ltd. , Class A ........ 4,479 1,165,055
Luzhou Laojiao Co. Ltd., Class A ......... 7,740 205,643
Shanghai Bairun Investment Holding Group Co.
Ltd., Class A ..................... 22,680 244,378
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ........................ 20,714 919,793
Sichuan Swellfun Co. Ltd., Class A ........ 1,800 28,466
Tsingtao Brewery Co. Ltd., Class A
(a)
....... 19,264 239,902
Wuliangye Yibin Co. Ltd., Class A ......... 25,000 856,780
3,904,687
Biotechnology — 1.2%
BGI Genomics Co. Ltd., Class A .......... 8,100 141,018
Da An Gene Co. Ltd. of Sun Yat-Sen University,
Class A ........................ 36,466 123,466
Hualan Biological Engineering, Inc., Class A .. 9,019 51,429
Security
Shares
Shares Value
Biotechnology (continued)
Jinyu Bio-Technology Co. Ltd., Class A ..... 24,353 $ 66,925
Walvax Biotechnology Co. Ltd., Class A ..... 18,000 239,879
622,717
Building Products — 0.9%
ZBOM Home Collection Co. Ltd., Class A .... 6,300 25,545
Zhejiang Weixing New Building Materials Co.
Ltd., Class A ..................... 149,900 443,112
468,657
Capital Markets — 6.9%
China Merchants Securities Co. Ltd., Class A . 8,500 21,826
CITIC Securities Co. Ltd., Class A ......... 11,000 38,494
East Money Information Co. Ltd., Class A .... 197,444 950,986
GF Securities Co. Ltd., Class A .......... 192,200 459,027
Guotai Junan Securities Co. Ltd., Class A ... 39,023 98,090
Haitong Securities Co. Ltd., Class A ....... 257,300 440,067
Hithink RoyalFlush Information Network Co.
Ltd., Class A ..................... 37,500 538,976
Industrial Securities Co. Ltd., Class A ...... 122,900 169,287
Orient Securities Co. Ltd., Class A ........ 191,000 323,494
SooChow Securities Co. Ltd., Class A ...... 369,600 448,852
3,489,099
Chemicals — 3.3%
Beijing Easpring Material Technology Co. Ltd.,
Class A ........................ 19,200 198,983
Huafon Chemical Co. Ltd., Class A ........ 51,400 98,066
Rianlon Corp., Class A ................ 7,200 40,148
Shanghai Putailai New Energy Technology Co.
Ltd., Class A ..................... 980 19,443
Sinopec Shanghai Petrochemical Co. Ltd.,
Class A ........................ 243,000 121,147
Tangshan Sanyou Chemical Industries Co. Ltd.,
Class A ........................ 42,900 81,888
Tongkun Group Co. Ltd., Class A ......... 12,600 50,620
Transfar Zhilian Co. Ltd., Class A ......... 331,400 364,189
Valiant Co. Ltd., Class A ............... 8,500 23,865
Wanhua Chemical Group Co. Ltd., Class A ... 29,302 517,534
Weihai Guangwei Composites Co. Ltd., Class A 4,100 43,383
Xinyangfeng Agricultural Technology Co. Ltd.,
Class A ........................ 19,000 54,595
Zhejiang Wansheng Co. Ltd., Class A ...... 29,900 86,950
1,700,811
Commercial Services & Supplies — 0.8%
Shanghai M&G Stationery, Inc., Class A ..... 37,700 412,549
Communications Equipment — 2.2%
Guangzhou Haige Communications Group, Inc.
Co., Class A ..................... 39,600 60,755
Shenzhen Gongjin Electronics Co. Ltd., Class A 53,300 80,524
Tianjin 712 Communication & Broadcasting Co.
Ltd., Class A ..................... 16,000 99,764
ZTE Corp., Class A .................. 143,200 862,056
1,103,099
Construction & Engineering — 0.1%
China Railway Group Ltd., Class A ........ 36,500 29,788
Construction Materials — 0.5%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A .................. 34,900 275,445
Containers & Packaging — 0.2%
ORG Technology Co. Ltd., Class A ........ 146,088 117,014

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Electrical Equipment — 6.5%
Contemporary Amperex Technology Co. Ltd.,
Class A ........................ 21,405 $ 1,834,547
Gongniu Group Co. Ltd., Class A ......... 3,200 91,656
Hongfa Technology Co. Ltd., Class A ....... 11,600 118,094
Ming Yang Smart Energy Group Ltd., Class A . 56,900 190,350
NARI Technology Co. Ltd., Class A ........ 64,800 315,190
Shenzhen Megmeet Electrical Co. Ltd., Class A 7,500 36,040
Sieyuan Electric Co. Ltd., Class A ......... 18,000 79,575
Sungrow Power Supply Co. Ltd., Class A .... 13,400 349,387
Sunwoda Electronic Co. Ltd., Class A ...... 14,000 73,353
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A ..................... 99,354 222,953
3,311,145
Electronic Equipment, Instruments & Components — 9.5%
Accelink Technologies Co. Ltd., Class A ..... 199,300 846,443
BOE Technology Group Co. Ltd., Class A .... 1,182,800 1,052,812
Chaozhou Three-Circle Group Co. Ltd., Class A 35,600 256,517
China Railway Signal & Communication Corp.
Ltd., Class A ..................... 20,044 15,706
GoerTek, Inc., Class A ................ 98,826 584,633
Lens Technology Co. Ltd., Class A ........ 8,500 33,477
Luxshare Precision Industry Co. Ltd., Class A . 26,245 150,633
Shengyi Technology Co. Ltd., Class A ...... 159,000 677,631
Shenzhen Sunlord Electronics Co. Ltd., Class A 17,800 111,625
Tianma Microelectronics Co. Ltd., Class A ... 14,000 30,374
Unisplendour Corp. Ltd., Class A ......... 43,680 178,345
Wuxi Lead Intelligent Equipment Co. Ltd., Class
A ............................ 62,640 738,669
Zhuzhou Hongda Electronics Corp. Ltd., Class
A ............................ 9,900 117,721
4,794,586
Entertainment — 0.3%
G-bits Network Technology Xiamen Co. Ltd.,
Class A ........................ 1,300 88,812
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A ..... 21,535 64,612
153,424
Food Products — 3.5%
Angel Yeast Co. Ltd., Class A ............ 11,082 80,275
Bright Dairy & Food Co. Ltd., Class A ...... 84,119 169,251
Chacha Food Co. Ltd., Class A ........... 21,186 123,674
Chongqing Fuling Zhacai Group Co. Ltd., Class
A ............................ 64,168 301,704
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A ........................ 30,244 537,130
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ........................ 101,204 523,680
Sanquan Food Co. Ltd., Class A .......... 12,570 29,669
1,765,383
Health Care Equipment & Supplies — 3.0%
Guangzhou Wondfo Biotech Co. Ltd., Class A . 23,790 198,887
Jafron Biomedical Co. Ltd., Class A ........ 21,090 219,288
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A .................. 8,165 43,104
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 17,700 1,072,432
1,533,711
Health Care Providers & Services — 2.1%
Aier Eye Hospital Group Co. Ltd., Class A ... 9,205 83,941
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A ..................... 11,100 227,732
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ........................ 174,700 $ 515,127
Topchoice Medical Corp., Class A
(a)
........ 4,500 220,382
1,047,182
Hotels, Restaurants & Leisure — 0.0%
Guangzhou Restaurant Group Co. Ltd., Class A 3,060 10,238
Household Durables — 3.4%
Ecovacs Robotics Co. Ltd., Class A ........ 3,500 92,751
Gree Electric Appliances, Inc. of Zhuhai, Class
A ............................ 5,215 38,330
Guangdong Xinbao Electrical Appliances
Holdings Co. Ltd., Class A ............ 35,100 113,478
Haier Smart Home Co. Ltd., Class A
(a)
...... 41,100 158,916
Hangzhou Robam Appliances Co. Ltd., Class A 28,400 171,042
Joyoung Co. Ltd., Class A .............. 5,500 21,389
KingClean Electric Co. Ltd., Class A ....... 27,160 125,237
Oppein Home Group, Inc., Class A ........ 12,317 274,479
TCL Technology Group Corp., Class A ...... 546,700 626,243
Zhejiang Supor Co. Ltd., Class A ......... 12,100 97,026
1,718,891
Household Products — 0.1%
Opple Lighting Co. Ltd., Class A .......... 7,800 29,912
Independent Power and Renewable Electricity Producers — 0.3%
Guangdong Baolihua New Energy Stock Co.
Ltd., Class A ..................... 179,500 142,858
Insurance — 2.2%
Ping An Insurance Group Co. of China Ltd.,
Class A ........................ 134,928 1,122,422
Life Sciences Tools & Services — 2.1%
Hangzhou Tigermed Consulting Co. Ltd., Class
A ............................ 1,600 39,138
Joinn Laboratories China Co. Ltd., Class A ... 5,000 147,243
Maccura Biotechnology Co. Ltd., Class A .... 25,800 143,956
WuXi AppTec Co. Ltd., Class A ........... 31,898 742,919
1,073,256
Machinery — 4.6%
China International Marine Containers Group
Co. Ltd., Class A .................. 71,200 172,729
CNHTC Jinan Truck Co. Ltd., Class A ...... 15,100 53,964
Fujian Longma Environmental Sanitation
Equipment Co. Ltd., Class A .......... 33,700 72,891
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 21,475 122,668
Sany Heavy Industry Co. Ltd., Class A ...... 48,400 186,536
Shenzhen Inovance Technology Co. Ltd., Class
A ............................ 69,129 835,118
Weichai Power Co. Ltd., Class A .......... 93,898 249,394
Yutong Bus Co. Ltd., Class A ............ 154,700 272,096
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A ........................ 18,520 61,421
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .......... 280,581 331,541
2,358,358
Marine — 0.3%
Cosco Shipping Holdings Co. Ltd., Class A
(a)
. 52,090 143,085

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Media — 0.6%
Bluefocus Intelligent Communications Group
Co. Ltd., Class A .................. 192,000 $ 163,400
Focus Media Information Technology Co. Ltd.,
Class A ........................ 108,961 126,929
290,329
Metals & Mining — 6.7%
Baoshan Iron & Steel Co. Ltd., Class A ..... 747,200 914,880
China Molybdenum Co. Ltd., Class A ....... 174,000 186,456
Fangda Special Steel Technology Co. Ltd.,
Class A ........................ 171,300 203,059
Ganfeng Lithium Co. Ltd., Class A ........ 3,673 111,244
Hunan Valin Steel Co. Ltd., Class A ........ 239,200 284,191
Jiangxi Copper Co. Ltd., Class A ......... 5,800 23,296
Maanshan Iron & Steel Co. Ltd., Class A .... 484,200 370,973
Nanjing Iron & Steel Co. Ltd., Class A ...... 751,700 435,822
Sansteel Minguang Co. Ltd. Fujian, Class A .. 61,400 84,407
Shandong Nanshan Aluminum Co. Ltd., Class A 171,100 135,749
Tongling Nonferrous Metals Group Co. Ltd.,
Class A ........................ 125,400 71,363
Xiamen Tungsten Co. Ltd., Class A ........ 48,163 223,644
Xinyu Iron & Steel Co. Ltd., Class A ....... 101,400 122,911
Yunnan Copper Co. Ltd., Class A ......... 12,600 26,533
Zhejiang Huayou Cobalt Co. Ltd., Class A ... 11,300 230,146
3,424,674
Oil, Gas & Consumable Fuels — 1.3%
China Petroleum & Chemical Corp., Class A .. 522,300 322,244
PetroChina Co. Ltd., Class A ............ 448,500 324,498
646,742
Paper & Forest Products — 0.0%
Shandong Chenming Paper Holdings Ltd.,
Class A ........................ 5,650 6,442
Personal Products — 0.3%
By-health Co. Ltd., Class A ............. 41,600 176,787
Pharmaceuticals — 2.5%
Changchun High & New Technology Industry
Group, Inc., Class A ................ 2,600 123,273
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A ............ 25,400 118,061
Jiangsu Hengrui Medicine Co. Ltd., Class A .. 32,893 277,570
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A ..................... 43,000 78,519
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A ..................... 16,100 204,411
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A ........................ 108,740 316,601
Yunnan Baiyao Group Co. Ltd., Class A ..... 8,600 131,935
1,250,370
Professional Services — 0.1%
Centre Testing International Group Co. Ltd.,
Class A ........................ 18,397 77,414
Security
Shares
Shares Value
Real Estate Management & Development — 1.1%
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A ............ 227,700 $ 330,126
China Vanke Co. Ltd., Class A ........... 23,800 76,151
Greenland Holdings Corp. Ltd., Class A ..... 195,300 130,661
Jinke Properties Group Co. Ltd., Class A .... 22,700 15,129
552,067
Semiconductors & Semiconductor Equipment — 5.2%
Anji Microelectronics Technology Shanghai Co.
Ltd., Class A ..................... 5,494 278,697
Gigadevice Semiconductor Beijing, Inc., Class
A ............................ 2,744 97,914
Ingenic Semiconductor Co. Ltd., Class A .... 1,799 53,027
LONGi Green Energy Technology Co. Ltd.,
Class A ........................ 47,740 637,297
NAURA Technology Group Co. Ltd., Class A .. 15,101 1,013,719
SG Micro Corp., Class A ............... 2,250 130,033
Will Semiconductor Co. Ltd., Class A ....... 1,000 46,903
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A ..................... 37,000 366,007
2,623,597
Software — 2.8%
Beijing Kingsoft Office Software, Inc., Class A . 456 23,136
Glodon Co. Ltd., Class A ............... 24,800 242,441
Hundsun Technologies, Inc., Class A ....... 26,888 232,222
Sangfor Technologies, Inc., Class A ....... 1,000 37,557
Shanghai Baosight Software Co. Ltd., Class A 48,620 502,911
Shanghai Weaver Network Co. Ltd., Class A .. 3,600 39,455
Thunder Software Technology Co. Ltd., Class A 6,200 140,349
Yonyou Network Technology Co. Ltd., Class A 38,300 212,650
1,430,721
Specialty Retail — 0.8%
China Tourism Group Duty Free Corp. Ltd.,
Class A ........................ 10,615 396,494
Textiles, Apparel & Luxury Goods — 0.3%
Zhejiang Semir Garment Co. Ltd., Class A ... 88,800 133,802
Transportation Infrastructure — 0.6%
Shanghai International Port Group Co. Ltd.,
Class A ........................ 386,200 294,848
Total Common Stocks — 98.7%
(Cost: $39,784,619) ............................... 50,076,647
Total Long-Term Investments — 98.7%
(Cost: $39,784,619) ............................... 50,076,647
Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(b)(c)
.................. 796,034 796,034
Total Short-Term Securities — 1.6%
(Cost: $796,034) ................................. 796,034
Total Investments — 100.3%
(Cost: $40,580,653 ) ............................... 50,872,681
Liabilities in Excess of Other Assets — (0.3)% ............. (162,131)
Net Assets — 100.0% ............................... $ 50,710,550
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
(c)
Affiliate of the Fund.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,928 $ 658,106 $ — $ — $ — $ 796,034 796,034 $ 132 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 49 09/29/21 $ 734 $ (72,643)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of fi nancial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ — $ 158,597 $ — $ 158,597
Air Freight & Logistics .................................... — 586,734 — 586,734
Airlines .............................................. — 17,637 — 17,637
Auto Components ...................................... 46,093 695,353 — 741,446
Automobiles .......................................... — 1,361,995 — 1,361,995
Banks ............................................... — 4,577,634 — 4,577,634
Beverages ........................................... — 3,904,687 — 3,904,687
Biotechnology ......................................... — 622,717 — 622,717
Building Products ....................................... — 468,657 — 468,657
Capital Markets ........................................ — 3,489,099 — 3,489,099
Chemicals ............................................ 86,950 1,613,861 — 1,700,811
Commercial Services & Supplies ............................. — 412,549 — 412,549
Communications Equipment ................................ 99,764 1,003,335 — 1,103,099
Construction & Engineering ................................ — 29,788 — 29,788
Construction Materials .................................... — 275,445 — 275,445
Containers & Packaging .................................. — 117,014 — 117,014
Electrical Equipment ..................................... — 3,311,145 — 3,311,145
Electronic Equipment, Instruments & Components ................. — 4,794,586 — 4,794,586

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ — $ 153,424 $ — $ 153,424
Food Products ......................................... — 1,765,383 — 1,765,383
Health Care Equipment & Supplies ........................... — 1,533,711 — 1,533,711
Health Care Providers & Services ............................ — 1,047,182 — 1,047,182
Hotels, Restaurants & Leisure .............................. 10,238 — — 10,238
Household Durables ..................................... 125,237 1,593,654 — 1,718,891
Household Products ..................................... — 29,912 — 29,912
Independent Power and Renewable Electricity Producers ............ — 142,858 — 142,858
Insurance ............................................ — 1,122,422 — 1,122,422
Life Sciences Tools & Services .............................. — 1,073,256 — 1,073,256
Machinery ............................................ — 2,358,358 — 2,358,358
Marine .............................................. — 143,085 — 143,085
Media ............................................... — 290,329 — 290,329
Metals & Mining ........................................ — 3,424,674 — 3,424,674
Oil, Gas & Consumable Fuels ............................... — 646,742 — 646,742
Paper & Forest Products .................................. — 6,442 — 6,442
Personal Products ...................................... — 176,787 — 176,787
Pharmaceuticals ....................................... — 1,250,370 — 1,250,370
Professional Services .................................... — 77,414 — 77,414
Real Estate Management & Development ....................... — 552,067 — 552,067
Semiconductors & Semiconductor Equipment .................... — 2,623,597 — 2,623,597
Software ............................................. 23,136 1,407,585 — 1,430,721
Specialty Retail ........................................ — 396,494 — 396,494
Textiles, Apparel & Luxury Goods ............................ — 133,802 — 133,802
Transportation Infrastructure ............................... — 294,848 — 294,848
Short-Term Securities ....................................... 796,034 — — 796,034
$ 1,187,452 $ 49,685,229 $ — $ 50,872,681
Derivative Financial Instruments
(a)
Liabilities:
Equity contracts ........................................... $ (72,643) $ — $ — $ (72,643)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.